Shareholder Report, Average Annual Return (Details)		9 Months Ended	10 Months Ended	12 Months Ended		60 Months Ended	94 Months Ended	120 Months Ended
	Jan. 31, 2017	Nov. 30, 2014	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000244046
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Zacks All-Cap Core Fund - Institutional
C000244048
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Zacks Dividend Fund - Institutional Class
C000244047
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Zacks Dividend Fund - Investor Class
C000244050
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Zacks Small-Cap Core Fund - Institutional
C000244049
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Zacks Small-Cap Core Fund - Investor
Without Sales Load [Member] | C000244046
Average Annual Return [Line Items]
Average Annual Return, Percent				35.97%		14.92%		12.12%
Without Sales Load [Member] | C000244048
Average Annual Return [Line Items]
Average Annual Return, Percent				29.36%		9.87%	10.24%
Without Sales Load [Member] | C000244047
Average Annual Return [Line Items]
Average Annual Return, Percent				29.05%		9.86%		9.14%
Without Sales Load [Member] | C000244050
Average Annual Return [Line Items]
Average Annual Return, Percent				29.92%		9.76%		9.28%
Without Sales Load [Member] | C000244049
Average Annual Return [Line Items]
Average Annual Return, Percent				29.63%		9.48%		8.99%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%		15.23%		12.89%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.40%		15.58%	15.03%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				29.56%		10.84%	10.16%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.40%		15.58%		13.16%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				29.56%		10.84%		9.32%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				34.59%		8.43%		7.57%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%		15.23%		12.89%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				34.59%		8.43%		7.57%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				34.49%		15.23%		12.89%